SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable and expected credit losses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Accounts Receivable and expected credit losses
Adopted of ASC 326 and several associated ASU related with accumulated deficit	$ (1,330,246)	$ (860,226)	$ (1,210,702)		$ (453,015)
Adjustment
Accounts Receivable and expected credit losses
Adopted of ASC 326 and several associated ASU related with accumulated deficit					(15)
Accumulated deficit
Accounts Receivable and expected credit losses
Adopted of ASC 326 and several associated ASU related with accumulated deficit	$ (3,157,918)	$ (2,693,698)	$ (1,588,773)		(846,757)
Accumulated deficit | Adjustment
Accounts Receivable and expected credit losses
Adopted of ASC 326 and several associated ASU related with accumulated deficit					$ (15)
Accumulated deficit | Adjustment | ASC 326
Accounts Receivable and expected credit losses
Adopted of ASC 326 and several associated ASU related with accumulated deficit				$ 15